CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) (Parenthetical) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 07, 2021	Jan. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net of ceded premiums			$ 120	$ 126	$ 370	$ 383	$ 599	$ 832
Common stock exchange ratio	206.81%	206.81%					206.81%
Common Class B
Common stock exchange ratio	206.81%	206.81%